Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Share based compensation	[1]	₨ 4,164	₨ 2,897	₨ 1,262
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation		₨ 368	₨ 219	₨ 170

[1]	Includes ₹ 587 and ₹ 54 for the year ended March 31, 2021 and 2022 respectively, towards cash settled ADS RSUs.